Cover	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of AccuStem Sciences, Inc. (the “Company”) filed with the Securities and Exchange Commission on December 30, 2024 (the “Initial Form 8-K”), solely to revise the name of the Company’s independent registered public accounting firm. Except as set forth herein, no modification has been made to the information contained in the Initial Form 8-K.
Document Period End Date	Jun. 17, 2024
Entity File Number	000-56257
Entity Registrant Name	AccuStem Sciences Inc.
Entity Central Index Key	0001850767
Entity Tax Identification Number	87-3774438
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Penn Plaza
Entity Address, Address Line Two	19th Floor
Entity Address, Address Line Three	#1954
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	00 44
Local Phone Number	2074952379
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false